REVENUES - BY TIMING OF RECOGNITION OF REVENUE FROM CONTRACTS WITH CUSTOMERS (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 10,504	$ 14,845	$ 24,634	$ 27,878
Asset management
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	55	61	116	107
Real Estate
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	402	895	1,261	1,838
Renewable Power
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	927	994	1,928	1,987
Infrastructure
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,828	1,744	3,936	3,418
Private Equity
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	6,866	10,564	16,579	19,509
Residential
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	426	586	814	1,018
Corporate Activities
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	1	0	1
Goods or services transferred at point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	5,821	9,430	14,615	16,943
Goods or services transferred at point in time [member] | Asset management
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0	0	0
Goods or services transferred at point in time [member] | Real Estate
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	59	330	335	648
Goods or services transferred at point in time [member] | Renewable Power
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	35	21	65	39
Goods or services transferred at point in time [member] | Infrastructure
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	48	65	91	153
Goods or services transferred at point in time [member] | Private Equity
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	5,253	8,433	13,314	15,090
Goods or services transferred at point in time [member] | Residential
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	426	580	810	1,012
Goods or services transferred at point in time [member] | Corporate Activities
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	1	0	1
Goods or services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	4,683	5,415	10,019	10,935
Goods or services transferred over time [member] | Asset management
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	55	61	116	107
Goods or services transferred over time [member] | Real Estate
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	343	565	926	1,190
Goods or services transferred over time [member] | Renewable Power
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	892	973	1,863	1,948
Goods or services transferred over time [member] | Infrastructure
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,780	1,679	3,845	3,265
Goods or services transferred over time [member] | Private Equity
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,613	2,131	3,265	4,419
Goods or services transferred over time [member] | Residential
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	6	4	6
Goods or services transferred over time [member] | Corporate Activities
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 0	$ 0	$ 0	$ 0